SEGMENT INFORMATION (Tables)	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF OPERATING SEGMENT INFORMATION

	As of September 30,
Total assets:	2025	2024
Clean-energy equipment	$31,661,860	$34,090,599
Digitalization and integration equipment	3,918,168	3,106,241
New energy production and operation	28,022,825	26,031,947
Oil and gas engineering technical services	5,729,779	6,405,263
Total assets	$69,332,632	$69,634,050

The table below provides a summary of the Company’s operating segment results for the years ended September 30, 2025, 2024 and 2023:

	Year Ended September 30, 2025
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553
Cost of revenues	17,538,969	2,113,040	19,231,664	926,209	39,809,882
Gross profit	$4,534,238	$618,528	$304,573	$3,068,332	$8,525,671
Timing of revenue recognition:
At a point in time	$22,073,207	$2,731,568	$19,536,237	$-	$44,341,012
Over a period of time	-	-	-	3,994,541	3,994,541
Total revenues	$22,073,207	$2,731,568	$19,536,237	$3,994,541	$48,335,553

	Year Ended September 30, 2024
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374
Cost of revenues	23,492,973	2,521,522	25,173,782	1,850,578	53,038,855
Gross profit	$10,323,138	$559,708	$648,562	$4,503,111	$16,034,519
Timing of revenue recognition:
At a point in time	$33,816,111	$3,081,230	$25,822,344	$-	$62,719,685
Over a period of time	-	-	-	6,353,689	6,353,689
Total revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374

	Year Ended September 30, 2023
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
Revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448
Cost of revenues	27,713,920	3,154,108	22,745,219	1,092,160	54,705,407
Gross profit	$11,867,463	$210,536	$459,218	$5,841,824	$18,379,041
Timing of revenue recognition:
At a point in time	$39,581,383	$3,364,644	$23,204,437	$-	$66,150,464
Over a period of time	-	-	-	6,933,984	6,933,984
Total revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448